Net Loss Per Share	12 Months Ended
Dec. 31, 2023
Net Loss Per Share [Abstract]
NET LOSS PER SHARE
NOTE 26:-	NET LOSS PER SHARE

In computing diluted loss per share for year ended December 31, 2023, no account was taken of the potential dilution that could occur upon the exercise of employee and investors stock options, amounting to 362 thousand and 6,330 thousand, respectively, since they had an anti-dilutive effect on loss per share.